Other Non-Current Liabilities (Details) - Schedule of other non-current liabilities - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other non-current liabilities [Abstract]
Deferred subsidy income – non-current	$ 2,334	$ 1,221	$ 1,389
Payable to exiting Investors		94,316	114,870
Product warranty	33,177	15,060	14,693
Total	$ 35,511	$ 110,597	$ 130,952